Risks and Financial Instruments - Fair values and the carrying values of the financial instruments (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value		R$ 8,900,502	R$ 13,031,666
Financial assets, fair value		8,822,844	13,007,571
Financial liabilities, carrying value		23,567,204	23,336,595
Financial liabilities, fair value		R$ 23,732,653	R$ 23,998,204
Cash and bank [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at amortized cost	Measured at amortized cost
Financial assets, carrying value		R$ 334,547	R$ 405,081
Financial assets, fair value		R$ 334,547	R$ 405,081
Financial investments local currency [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at fair value through other comprehensive income	Measured at fair value through other comprehensive income
Financial assets, carrying value		R$ 1,943,164	R$ 2,241,852
Financial assets, fair value		R$ 1,943,164	R$ 2,241,852
Financial investments foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, carrying value		R$ 2,363	R$ 14,561
Financial assets, fair value		R$ 2,363	R$ 14,561
Fixed-income securities and funds in local currency1 [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, carrying value		R$ 1,607,608	R$ 3,643,286
Financial assets, fair value		R$ 1,607,608	R$ 3,643,286
Fixed-income securities and funds in local currency 2 [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at fair value through other comprehensive income	Measured at fair value through other comprehensive income
Financial assets, carrying value			R$ 31,315
Financial assets, fair value			R$ 31,315
Fixed-income securities (guarantee of loans) [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at amortized cost	Measured at amortized cost
Financial assets, carrying value			R$ 75,251
Financial assets, fair value			R$ 75,251
Fixed-income securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at fair value through other comprehensive income	Measured at fair value through other comprehensive income
Financial assets, carrying value		R$ 103,239	R$ 1,278,940
Financial assets, fair value		R$ 103,239	R$ 1,278,940
Currency and interest rate hedging and commodities instruments [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, carrying value		R$ 472,552	R$ 981,874
Financial assets, fair value		R$ 472,552	R$ 981,874
Trade Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at amortized cost	Measured at amortized cost
Financial assets, carrying value		R$ 3,438,995	R$ 3,391,122
Financial assets, fair value		R$ 3,367,012	R$ 3,369,766
Reseller Financing [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at amortized cost	Measured at amortized cost
Financial assets, carrying value		R$ 998,034	R$ 968,384
Financial assets, fair value		R$ 992,359	R$ 965,645
Financing 1 [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, carrying value		R$ 1,011,374	R$ 1,308,928
Financial liabilities, fair value		R$ 1,011,374	R$ 1,308,928
Financing 2 [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at amortized cost	Measured at amortized cost
Financial liabilities, carrying value		R$ 8,082,323	R$ 9,406,013
Financial liabilities, fair value		R$ 8,380,088	R$ 10,186,947
Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at amortized cost	Measured at amortized cost
Financial liabilities, carrying value		R$ 4,599,525	R$ 5,450,751
Financial liabilities, fair value		R$ 4,529,439	R$ 5,363,621
Debentures 1 [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, carrying value		R$ 2,487,244	R$ 1,093,365
Financial liabilities, fair value		R$ 2,487,244	R$ 1,093,365
Lease payable [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at amortized cost	Measured at amortized cost
Financial liabilities, carrying value		R$ 1,348,311	R$ 1,833,288
Financial liabilities, fair value		R$ 1,348,311	R$ 1,833,288
Commodities, currency and interest rate hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, carrying value		R$ 197,177	R$ 117,159
Financial liabilities, fair value		R$ 197,177	R$ 117,159
Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Category		Measured at amortized cost	Measured at amortized cost
Financial liabilities, carrying value		R$ 5,789,954	R$ 4,040,652
Financial liabilities, fair value		R$ 5,727,724	R$ 4,008,457
Subscription warrants - indemnification [member]
Disclosure of detailed information about financial instruments [line items]
Category	[1]	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, carrying value		R$ 51,296	R$ 86,439
Financial liabilities, fair value	[1]	R$ 51,296	R$ 86,439

[1]	Refers to subscription warrants issued by the Company in the Extrafarma acquisition.